Condensed Statement of Cash Flows (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 0	$ 651,481	$ (24,173)	$ (3,669)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	0	86,561	3,607	63,857
Changes in operating assets and liabilities:
Deposit	0	(287)	(70,799)	(73,539)
Due from shareholders		(27,537)	0
Prepayment	0	(6,856)	0	(80,364)
Account receivables	0	(31,016)	0	(59,305)
Restricted cash	0	(626,343)	0	(3,660,885)
Due to directors		3,416	0
Customer deposits	0	626,343	0	3,660,885
Deferred tax assets	0	27,507	(17,820)	(27,504)
Deferred tax liabilities	0	(1,402)	17,422	31,049
Account payables and other accruals	0	101,277	631,957	335,457
Net cash provided by operating activities	0	803,144	540,194	185,982
Cash flows from investing activities:
Deposit for property, plant and equipment	0	(24,435)	(329,184)	(608,450)
Net cash used in investing activities	0	(24,435)	(329,184)	(608,450)
Cash flows from financing activities:
Capital contribution from shareholders		0	0
Proceeds from issuance of shares	0			683,531
Net cash provided by financing activities	0			683,531
Effect of exchange rate change on cash and cash equivalents	0	1,721	75	(876)
Net increase in cash and cash equivalents	0	780,430	211,085	260,187
Cash and cash equivalents, beginning balance	0	260,187	0	0
Cash and cash equivalents, ending balance	0	1,040,617	211,085	260,187
Supplemental cash flows information:
Cash paid for interest	0	0	0	0
Cash paid for income tax	$ 0	$ 0	$ 0	$ 0